Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
MFS Massachusetts Investors Trust Portfolio (Prospectus Summary) | MFS Massachusetts Investors Trust Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio's investment goal is reasonable growth of income and long term growth and appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more
		details on the separate account fees.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 65% of its assets in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. The Portfolio may invest up to 25% of its net assets in foreign securities, including emerging market securities.

In selecting investments for the Portfolio, the subadviser is not constrained to any particular investment style. The subadviser may invest the Portfolio's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth
(value companies), or in a combination of growth and value companies. While the
Portfolio may invest its assets in companies of any size, the Portfolio generally focuses on companies with large capitalizations.

The subadviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions.
Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum,
		earnings quality, and other factors may also be considered.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted.
Specifically, certain types of convertible securities may pay fixed interest and dividends; their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the
Portfolio.

Depositary Receipts Risk. Depositary receipts, such as American Depositary
Receipts ("ADRs") and other depositary receipts, including Global Depositary
Receipts ("GDRs"), European Depositary Receipts ("EDRs") are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United
States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. Growth stocks are historically volatile, which will affect the Portfolio.

Value Investing Risk. The risk that the subadviser's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Market Risk. The Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or
"emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than
		the markets of developed countries.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not
		necessarily an indication of how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500 ® Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	(Class 1 Shares)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 10-year period shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended September 30, 2009) and the lowest return for a quarter was -20.15% (quarter ended December 31, 2008). The year to date
		calendar return as of March 31, 2012 was 14.31%.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
MFS Massachusetts Investors Trust Portfolio (Prospectus Summary) | MFS Massachusetts Investors Trust Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002
MFS Massachusetts Investors Trust Portfolio (Prospectus Summary) | MFS Massachusetts Investors Trust Portfolio | Class 1
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2002	rr_AnnualReturn2002	(21.00%)
Annual Return 2003	rr_AnnualReturn2003	22.50%
Annual Return 2004	rr_AnnualReturn2004	11.85%
Annual Return 2005	rr_AnnualReturn2005	7.71%
Annual Return 2006	rr_AnnualReturn2006	13.14%
Annual Return 2007	rr_AnnualReturn2007	10.58%
Annual Return 2008	rr_AnnualReturn2008	(32.44%)
Annual Return 2009	rr_AnnualReturn2009	26.79%
Annual Return 2010	rr_AnnualReturn2010	11.14%
Annual Return 2011	rr_AnnualReturn2011	(1.85%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year to date calendar return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 1 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
MFS Massachusetts Investors Trust Portfolio (Prospectus Summary) | MFS Massachusetts Investors Trust Portfolio | Class 2
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 2 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
MFS Massachusetts Investors Trust Portfolio (Prospectus Summary) | MFS Massachusetts Investors Trust Portfolio | Class 3
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class 3 Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2002